PROPERTY AND EQUIPMENT (Schedule of Property and equipment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	$ (42,295)	$ (25,013)
Carrying value	43,936	27,602
Depreciation expense	17,282	14,829
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 86,231	$ 52,615